Acquisitions and Other Transactions	12 Months Ended
Dec. 31, 2023
Acquisitions and Other Transactions
Acquisitions and Other Transactions

Note 4 – Acquisitions and Other Transactions

(a)	Financing Package with Skeena Resources Ltd. on the Eskay Creek Project – British Columbia, Canada

On December 18, 2023, the Company completed the following transactions with Skeena Resources Ltd. (“Skeena”):

Eskay Creek Royalty

On December 18, 2023, the Company acquired an incremental royalty of 1.0% NSR for a purchase price of $41.8 million (C$56.0 million) on closing of the transaction, and now holds a 2.5% NSR covering Skeena’s Eskay Creek properties. The amended royalty agreement also provides contingent consideration of $3.4 million (C$4.5 million) payable by Franco-Nevada upon the achievement of certain conditions relating to materials in the Albino Lake Storage Facility at Eskay Creek.

The acquisition of the incremental royalty interests have been accounted for as acquisitions of mineral royalty interests. The contingent payments will be capitalized as part of the cost of the royalty when the underlying obligating event has occurred.

Skeena Convertible Debenture

The Company advanced $18.7 million (C$25.0 million) and received a convertible debenture (the “Skeena Convertible Debenture”). The Skeena Convertible Debenture matures on the earlier of December 19, 2028 or on the completion of a project financing for Eskay Creek approved by the Board of Skeena, carries an interest rate of 7% and is convertible into common shares of Skeena at a conversion price of C$7.70. Skeena may elect to defer interest payments until maturity.

(b)	Acquisition of Additional Natural Gas Royalty Interests in Haynesville – U.S.

On November 21, 2023, the Company agreed to acquire, through wholly-owned subsidiaries, a royalty portfolio in the Haynesville gas play in Louisiana and Texas, for $125.0 million. The transaction closed on January 2, 2024, subsequent to year-end. Prior to year-end, the Company advanced $12.5 million as a deposit held in escrow in connection with this transaction and this amount is included in royalty, stream and working interests, net in the statement of financial position as at December 31, 2023.

(c)	Funding of Financing Package with G Mining Ventures Corp. on the Tocantinzinho Project – Brazil

As previously announced, on July 18, 2022, the Company acquired, through its wholly-owned subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), a gold stream with reference to production from the Tocantinzinho gold project, owned by G Mining Ventures Corp. (“G Mining Ventures”) and located in Pará State, Brazil (the “Tocantinzinho Stream”), for a purchase price of $250.0 million. Additionally, through one of its wholly-owned subsidiaries, provided G Mining Ventures with a $75.0 million secured term loan (the “G Mining Ventures Term Loan”). The Company also subscribed for $27.5 million of G Mining Ventures common shares at C$0.80 per share in July 2022.

Tocantinzinho Stream

The Tocantinzinho Stream deposit of $250.0 million, which was payable in instalments, subject to various conditions, was fully funded in the year ended December 31, 2023. Stream deliveries to FNBC are based on gold production from the Tocantinzinho property, according to the following schedule: (i) 12.5% of gold produced until 300,000 ounces of gold have been delivered and, thereafter, (ii) 7.5% of gold produced for the remaining mine life. G Mining Ventures will receive 20% of the spot gold price for each ounce of gold delivered.

The Tocantinzinho Stream is accounted as an acquisition of a mineral interest.

G Mining Ventures Term Loan

The G Mining Ventures Term Loan is a $75 million, 6-year term loan with an availability period of 3.5-years, drawable quarterly at G Mining Ventures’ option following full funding of the Tocantinzinho Stream. The loan will bear interest at a rate of 3-Month Term Secured Overnight Financing Rate (“3-Month SOFR”) +5.75% per annum, reducing to 3-Month SOFR +4.75% after completion tests have been achieved at the project. Amortization will begin in December 2025 with equal quarterly repayments followed by a final 25% repayment upon maturity in June 2028. Fees payable to Franco-Nevada’s subsidiary include a standby fee on undrawn amounts of 1.0% per annum and a 2.0% original issue discount payable on principal amounts drawn.

No amounts were advanced under the G Mining Term Loan during the year ended December 31, 2023. Subsequent to year-end, on January 29, 2024, the Company funded $41.2 million, net of a 2% original issue discount of $0.8 million.

Pursuant to the loan, on July 18, 2022, Franco-Nevada was granted warrants with a fair value of $0.75 million to purchase 11.5 million G Mining Ventures common shares with a 5-year term and an exercise price of C$1.90 per G Mining common share. The warrants are included in Investments in the statement of financial position and are accounted for as derivatives designated at FVTPL.

G Mining Ventures Common Shares

On July 22, 2022, Franco-Nevada also subscribed for 44,687,500 G Mining common shares at a share price of C$0.80 per G Mining Common Share for a total cost of $27.5 million (C$35.8 million). The G Mining common shares are accounted for as equity investments designated at FVTOCI.

(d)	Acquisition of Royalty Interests on Magino Gold Mine – Ontario, Canada

On November 15, 2023, the Company acquired, through a wholly-owned subsidiary, an additional 1.0% NSR on Argonaut Gold Inc.’s (“Argonaut”) Magino gold mine in Ontario, Canada for a purchase price of $28.0 million. Franco-Nevada acquired an initial 2% NSR on Magino on October 27, 2022, for a purchase price of $52.5 million. The Company now holds an aggregate 3.0% NSR on Magino.

The transactions have been accounted for as an acquisition of mineral royalty interests.

(e)	Acquisition of Royalty on Wawa Gold Project – Ontario, Canada

On August 29, 2023, the Company acquired a 1.5% NSR on Red Pine Exploration Inc.’s Wawa gold project, located in Ontario, Canada, for a purchase price of $5.0 million (C$6.8 million). The agreement provides Franco-Nevada the option to acquire an additional 0.5% NSR based on predetermined conditions.

The transaction has been accounted for as an acquisition of mineral royalty interests.

(f)	Acquisition of Royalties on Pascua-Lama Project – Chile

On August 8, 2023, the Company agreed to acquire, through a wholly-owned subsidiary, a sliding-scale gold royalty and fixed-rate copper royalty from private individuals over property pertaining to the Chilean portion of Barrick Gold Corporation’s Pascua-Lama project for an aggregate purchase price of $75.0 million. The transaction has been accounted for as acquisitions of a mineral royalty interest.

Subsequent to year-end, on January 3, 2024, the Company acquired an additional royalty interest for a purchase price of $6.7 million. Including the additional royalty interest acquired in January 2024, at gold prices exceeding $800/ounce, the Company now holds an aggregate 2.941% NSR (gold) and 0.588% NSR (copper) on the property.

(g)	Acquisition of Royalty on Volcan Gold Project – Chile

On July 6, 2023, the Company agreed to acquire, through a wholly-owned subsidiary, a 1.5% NSR on the Volcan gold project located in the Maricunga Gold Belt in the Atacama region of Chile for a purchase price of $15.0 million. The project is owned by Tiernan Gold Corporation (“Tiernan”), a company privately held by Hochschild Mining plc. The agreement provides Franco-Nevada the option to acquire an additional 1.0% NSR based on pre-determined conditions. The Company already hold an existing 1.5% NSR on the peripheral Ojo de Agua area, which is owned by Tiernan and forms part of the Volcan project.

The transaction has been accounted for as an acquisition of mineral royalty interests.

(h)	Acquisition of Royalty Interest on Caserones – Chile

The Company acquired, through a wholly-owned subsidiary, an incremental effective NSR totaling 0.1120% on the Caserones copper-molybdenum mine, now owned by Lundin Mining Corporation, located in the Atacama region of Chile. The incremental effective 0.1120% NSR was acquired in two transactions: (i) a 0.0260% effective NSR on March 8, 2023, for a purchase price of $2.1 million, and (ii) a 0.0860% NSR on June 29, 2023, for a purchase price of $7.3 million. Inclusive of the Company’s interest of 0.4582% acquired in April 2022 (as described in Note 4(u)), the Company held a 0.5702% effective NSR on Caserones as at December 31, 2023.

The transaction has been accounted for as an acquisition of mineral royalty interests. To purchase its interest in the Caserones royalty, Franco-Nevada acquired shares in Socieded Legal Minera California Una de la Sierra Peña Negra (“SLM California”). SLM California is a privately held entity whose purpose is to pay Chilean taxes in respect of and distribute proceeds from the Caserones royalty to its shareholders.

Subsequent to year end, on January 19, 2024, EMX Royalty Corporation (“EMX”) exercised an option to acquire a portion of Franco-Nevada’s interest for a sale price of $4.7 million, such that Franco-Nevada’s effective NSR on Caserones is now 0.517%.

(i)	Acquisition Agreement for New Royalties with EMX Royalty Corporation

On June 27, 2023, the Company executed a binding term sheet with EMX for a three-year arrangement for the joint acquisition of newly created precious metals and copper royalties sourced by EMX. Franco-Nevada will contribute 55% (up to $5.5 million) and EMX will contribute 45% (up to $4.5 million) towards the royalty acquisitions, with the resulting royalty interests equally split on a 50/50 basis.

(j)	Acquisition of Royalties on Exploration Properties – Nevada and Arizona, U.S.

On June 15, 2023, the Company acquired, through a wholly-owned subsidiary, a portfolio of eight royalties on exploration properties located in the states of Nevada and Arizona, including a 0.5% NSR on Integra Resources Corp.’s Wildcat and Mountain View gold projects, for a purchase price of $2.5 million.

The transaction has been accounted for as an acquisition of mineral royalty interests.

(k)	Acquisition of Additional Royalty on Valentine Gold Project and Private Placement with Marathon Gold Corporation – Newfoundland, Canada

On June 8, 2023, the Company acquired an additional 1.5% NSR on Marathon Gold Corporation’s (“Marathon”) Valentine Gold project located in Newfoundland for a purchase price of $45.0 million. Inclusive of our initial 1.5% NSR (reduced from 2.0% following Marathon’s buy back of 0.5%, as described in Note 4(n)), the Company now holds an aggregate 3.0% NSR on the project.

The acquisitions of the NSR have been accounted for as acquisitions of a mineral royalty interest.

Marathon Common Shares

On July 5, 2023, Franco-Nevada acquired 6,578,947 common shares of Marathon at a price of C$0.76 per common share for an aggregate of $3.8 million (C$5.0 million), comprising the back-end of a non-brokered charity flow-through offering. The common shares of Marathon are accounted for as an equity investment designated at FVTOCI.

(l)	Acquisition of Royalty on Kerr-Addison Property and Share Subscription with Gold Candle Ltd. – Ontario, Canada

On April 14, 2023, the Company acquired a 1% NSR on Gold Candle Ltd.’s (“Gold Candle”) Kerr-Addison project located in Virginiatown, Ontario, which hosts the formerly producing Kerr-Addison gold mine, for a purchase price of $10.0 million.

The acquisition of the 1% NSR has been accounted for as an acquisition of a mineral royalty interest.

Gold Candle Common Shares

On July 26, 2023, Franco-Nevada acquired 5,454,546 common shares of Gold Candle, a private company, at a price of C$1.10 per common share for an aggregate purchase price of $4.6 million (C$6.0 million).

The common shares of Gold Candle has been accounted for as an equity investment designated at FVTOCI.

(m)	Acquisition of Gold Royalties – Australia

On February 22, 2023, the Company acquired a portfolio of five primarily gold royalties from Trident Royalties Plc, which includes a 1.5% NSR on Ramelius Resources’ Rebecca gold project (“Rebecca”) located in Western Australia, for total consideration of $15.6 million payable as follows: (i) $14.3 million paid on closing of the transaction, and (ii) $1.3 million in a contingent payment payable upon first gold production at Rebecca.

The transaction has been accounted for as an acquisition of a mineral royalty interest. The contingent payment will be capitalized as part of the cost of the mineral royalty interest if and when the underlying obligating events have occurred.

(n)	Receipt of Valentine Gold Royalty Buy-back – Newfoundland, Canada

On February 22, 2023, Marathon exercised its option to buy-back 0.5% of the initial 2.0% NSR on the Valentine Gold project by paying $7.0 million to Franco-Nevada. We acquired the initial 2.0% NSR on February 21, 2019 for $13.7 million (C$18.0 million).

(o)	Acquisition of Mineral Rights with Continental Resources, Inc. – U.S.

The Company, through a wholly-owned subsidiary, has a strategic relationship with Continental to acquire, through a jointly-owned entity (the “Royalty Acquisition Venture”), royalty rights within Continental’s areas of operation.

Franco-Nevada recorded contributions to the Royalty Acquisition Venture of $9.6 million in 2023 (2022 – $12.2 million). In the first half of 2022, following weak commodity prices, Franco-Nevada and Continental agreed to reduce the pace of their capital funding commitments to the Royalty Acquisition Venture. As at December 31, 2023, the total cumulative investment in the Royalty Acquisition Venture totalled $450.2 million and Franco-Nevada has remaining commitments of up to $69.8 million.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11.

(p)	Acquisition of Additional Royalty on Eskay Creek – British Columbia, Canada

On December 30, 2022, Franco-Nevada acquired an additional 0.5% NSR on Skeena’s Eskay Creek project for total consideration of $21.0 million (C$28.5 million) payable as follows: (i) $19.9 million (C$27.0 million) paid on closing of the transaction and (ii) $1.1 million (C$1.5 million) of contingent consideration payable upon the achievement of certain conditions relating to materials in the Albino Lake Storage Facility at Eskay Creek. In connection with this transaction, Skeena and Franco-Nevada terminated the right of first refusal to purchase a 0.5% NSR on Eskay Creek, which was granted to Franco-Nevada on December 24, 2021.

The transaction has been accounted for as an acquisition of a mineral royalty interest. The contingent payment will be capitalized as part of the cost of the royalty when the underlying obligating event has occurred.

(q)	Acquisition of Royalty on Magino Gold Project – Ontario, Canada

On October 27, 2022, Franco-Nevada acquired a 2% NSR on Argonaut Gold Inc.’s (“Argonaut”) construction-stage Magino gold project in Ontario for a purchase price of $52.5 million. In addition to the Magino project, the royalty covers all of Argonaut’s regional exploration properties.

The Company also completed a private placement with Argonaut, acquiring 34,693,462 common shares at a price of C$0.39 per share for a total cost of $10.0 million (C$13.5 million).

The transaction has been accounted for as an acquisition of a mineral royalty interest. The Argonaut common shares are accounted for as equity investments designated at FVTOCI.

(r)	Acquisition of Royalties on Spences Bridge Gold Belt Claims – British Columbia, Canada

On October 6, 2022, the Company acquired a 2% NSR on all of Westhaven Gold Corp.’s (“Westhaven”) claims across the Spences Bridge Gold Belt in Southern British Columbia, Canada, for $6.0 million. Westhaven has an option to buy-down 0.5% of the NSR for $3.0 million for a period of 5 years from the closing of the transaction. Franco-Nevada also acquired an existing 2.5% NSR from Westhaven on adjoining properties currently owned by Talisker Resources Ltd. for a purchase price of $0.75 million.

In addition, Franco-Nevada also subscribed for 2,500,000 common shares of Westhaven at a price of C$0.40 per share for a total cost of $0.73 million (C$1.0 million).

The transaction has been accounted for as an acquisition of a mineral royalty interest. The Westhaven common shares are accounted for as equity investments designated at FVTOCI.

(s)	Acquisition of Royalties – Chile

On July 25, 2022, the Company acquired, through a wholly-owned subsidiary, a portfolio of seven royalties, each with a 2% NSR on precious metals and 1% NSR on base metals, for $1.0 million.

The transaction has been accounted for as an acquisition of a mineral royalty interest.

(t)	Acquisition of Additional Royalty on Castle Mountain – California, U.S.

On May 2, 2022, the Company, through a wholly-owned subsidiary, acquired an existing 2% NSR on gold and silver produced from the Pacific Clay claims, which comprise a portion of the JSLA pit of Equinox Gold Corp.’s Castle Mountain

project in San Bernardino County, California, for $6.0 million. When combined with the Company’s 2.65% NSR on the broader Castle Mountain land position, the Company now has an effective 4.65% NSR on the Pacific Clay claims.

The transaction has been accounted for as an acquisition of a mineral royalty interest.

(u)	Acquisition of Royalty on Caserones (Chile) and Private Placement with EMX Royalty Corporation

On April 14, 2022, the Company agreed to acquire, through a wholly-owned subsidiary, an effective 0.4582% NSR on JX Nippon Mining & Metals Group’s producing Caserones copper-molybdenum mine located in the Atacama Region of northern Chile for an aggregate purchase price of approximately $37.4 million. Franco-Nevada was entitled to royalty payments in respect of the period commencing January 1, 2022.

Franco-Nevada has accounted for the transaction as an acquisition of a mineral royalty interest.

The Company also completed a private placement with EMX, acquiring 3,812,121 units of EMX at C$3.30 per unit for a total cost of $10.0 million (C$12.6 million). Each unit consists of one common share of EMX and one warrant to purchase one common share of EMX over five years at an exercise price of C$4.45. EMX used the proceeds from the private placement to acquire an NSR on the Caserones mine on similar terms as Franco-Nevada.